Asset Acquisitions (Details) - Asset Acquisitions [Member]	Dec. 07, 2020 CAD ($)
Statement [Line Items]
Common shares issued	$ 16,666,666
Unidentifiable assets	16,666,666
Fair value of net assets acquired	$ 16,666,666